FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Classification of Loans by Maturity (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Delayed payment from first day and internal overdue loans [Abstract]
Current loans	S/ 132,442,147	S/ 132,273,846
Current but impaired loans	4,461,962	5,357,744
Loans with delay in payments of one day or more but not internal overdue loans	4,332,339	3,222,790
Internal overdue loans	5,953,821	5,562,439
Total	147,190,269	146,416,819
Total past due under IFRS 7	10,286,161	8,785,229
Neither Past Due Nor Impaired [Member]
Delayed payment from first day and internal overdue loans [Abstract]
Current loans	132,442,147	132,273,846
Current but impaired loans	0	0
Loans with delay in payments of one day or more but not internal overdue loans	0	0
Internal overdue loans	178	13,021
Total	132,442,325	132,286,867
Total past due under IFRS 7	178	13,021
Past Due but Not Impaired [Member]
Delayed payment from first day and internal overdue loans [Abstract]
Current loans	0	0
Current but impaired loans	0	0
Loans with delay in payments of one day or more but not internal overdue loans	3,504,999	2,400,329
Internal overdue loans	574,304	446,430
Total	4,079,303	2,846,759
Total past due under IFRS 7	4,079,304	2,846,759
Impaired [Member]
Delayed payment from first day and internal overdue loans [Abstract]
Current loans	0	0
Current but impaired loans	4,461,962	5,357,744
Loans with delay in payments of one day or more but not internal overdue loans	827,340	822,461
Internal overdue loans	5,379,339	5,102,988
Total	10,668,641	11,283,193
Total past due under IFRS 7	S/ 6,206,680	S/ 5,925,449